ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Valuation allowance	100.00%
Incurred advertising expenses	$ 0